Earnings Per Share (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings per Share Textuals [Abstract]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	1,000,000	1,000,000	4,000,000	8,000,000